Schedule Of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Segment And Customer Reporting
Sale of batteries and battery systems	$ 42,970	$ 42,168
Sale of services	983	216
Research grant	26	693
Others	636	982
Total of Revenue with customers	$ 44,615	$ 44,059